Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities of continuing operations:
Net loss	$ (5,367,731)	$ (2,799,353)
Adjustments to reconcile net loss to cash used in operating activities:
Stock-based compensation and services	2,368,168	1,356,795
Depreciation and amortization	11,502	8,476
Interest expense		22,837
Provisions for contingencies		14,010
Gain/loss on FOREX transactions	1,742	(3,861)
Accounts payable and accrued expenses	(225,900)	(17,279)
Inventories		137,878
Accounts receivable and other assets	(12,560)	72,578
Net cash provided by (used in) operating activities	(3,224,779)	(1,207,919)
Cash flows from investing activities:
Acquisition of capital assets	(190,876)	(20,087)
Net cash provided by (used in) investing activities	(190,876)	(20,087)
Cash flows from financing activities:
Related Party	(1,068,273)	(136,148)
Net proceeds from sale of common stock	9,990,800	1,411,901
Net cash provided by (used in) financing activities	8,922,527	1,275,753
Effect of exchange rates on cash and cash equivalents	(670)	1,279
Net increase (decrease) in cash and cash equivalents	5,506,202	49,026
Cash and cash equivalents at beginning of period	30,220	396,216
Cash and cash equivalents at end of period	$ 5,536,422	$ 445,242